PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3	$ 2